Goldman Sachs Emerging Markets Equity Fund Average Annual Total Returns - Class A C Inst Serv Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.18%	(0.36%)	7.03%
Performance Inception Date	Dec. 15, 1997
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.64%	(0.17%)	7.13%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.58%	0.02%	5.93%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		30.40%	0.02%	6.83% [1]
Performance Inception Date	Dec. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.83%	1.08%	8.00%
Performance Inception Date	Dec. 15, 1997
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.18%	0.58%	7.47%
Performance Inception Date	Dec. 15, 1997
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.74%	1.03%	7.90%
Performance Inception Date	Aug. 31, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.79%	1.09%	8.02%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.